Other derivative liabilities (Details Narrative)	Dec. 31, 2022 $ / shares shares		Dec. 31, 2022 £ / shares shares		Nov. 24, 2022 shares	Nov. 15, 2022 shares	Aug. 09, 2022 shares	Feb. 10, 2022 shares	Dec. 31, 2021 £ / shares shares		Aug. 25, 2020 shares
IfrsStatementLineItems [Line Items]
Issue price per share									£ 215.00
Issuance of ordinary shares | shares	1,744,913	[1]	1,744,913	[1]	3	21	11,678	63,280	390,952	[1]	15,891
Certain shareholders [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares | shares	24,693		24,693
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exchanged rate			£ 1.00
Top of range [member]
IfrsStatementLineItems [Line Items]
Exchanged rate			1.3500
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Issue price per share | (per share)	$ 212.00		£ 157.04

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.